Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	60,000,000
Common stock, shares issued	79,921,908	73,784,645	49,065,361
Common stock, shares outstanding	79,921,908	73,784,645	49,065,361